Operating Segments (Tables)	12 Months Ended
Dec. 26, 2020
Segment Reporting [Abstract]
Schedule of Revenue by Country
Revenue by country based on the
sell-to
address of the
end-users
is as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
United States	$630	$739	$943
United Kingdom	136	132	141
Other (1)	395	432	474

Total net revenue	$1,161	$1,303	$1,558

(1)	No other individual country accounted for more than 10% of net revenue.